Subsequent Events (Narrative) (Details) - USD ($)			12 Months Ended
	Feb. 23, 2018	Oct. 01, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 28, 2018	Mar. 06, 2017	Sep. 30, 2016	Jun. 23, 2015
Subsequent Event [Line Items]
U.S. corporate income tax rate				35.00%
Estimated undistributed foreign earnings and profits		$ 623,100,000
Provisional income tax expense		$ 78,800,000
Mandatory repatriation tax payable period		8 years
Limits on deducting compensation		$ 1,000,000
Par value				$ 0.01			$ 0.01
Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Revolving credit facility						$ 700,000,000		$ 500,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Provisional tax benefit		$ 206,700,000
Upward adjustment	$ 200,000,000
Subsequent Event [Member] | Revolving Credit Facility [Member] | Fifth Amendment Credit Agreement [Member]
Subsequent Event [Line Items]
Revolving credit facility					$ 800,000,000
Scenario, Plan [Member]
Subsequent Event [Line Items]
U.S. corporate income tax rate			21.00%
Forecast [Member]
Subsequent Event [Line Items]
Blended U.S. income tax rate			24.53%
Forecast [Member] | HRG Common Stock [Member]
Subsequent Event [Line Items]
Par value	$ 0.01
Forecast [Member] | SBH Common Stock [Member]
Subsequent Event [Line Items]
Par value	$ 0.01
HRG [Member] | Forecast [Member]
Subsequent Event [Line Items]
Acquisition date	Feb. 24, 2018